Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,487	$ 964
Deferred tax liabilities	0	0
NET	2,487	964	$ 935	$ 6,536
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1	31
Deferred tax liabilities	0	0
NET	1	31	169	238
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	44	37
Deferred tax liabilities	0	0
NET	44	37	23	52
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,442	896
Deferred tax liabilities	0	0
NET	2,442	896	$ 743	$ 6,246
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,487	964
Deferred tax liabilities	0	0
NET	2,487	964
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	$ 0	$ 0